Borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Borrowings	Borrowings
The Group’s debt consists of interest-bearing borrowings from financial institutions and third parties. Outstanding borrowings, net of transaction costs and debt discounts, presented on the consolidated statements of financial position as current and non-current as of 30 June 2026 and 31 December 2025 are as follows:

	30 June 2026	31 December 2025
Senior Secured First Lien Term Loan Facility	1,032,114	1,031,565
2025 Convertible Bonds	71,566	68,367
Senior Term Loan Facility	97,522	96,719
Other borrowings	104,807	102,417
Total outstanding borrowings, net of debt issue costs	1,306,009	1,299,068
Less: current portion of borrowings	(41,955)	(36,921)
Total non-current borrowings	1,264,054	1,262,147

In February 2026, the Group entered into a premium finance agreement with AFCO Premium Credit LLC for an amount of $1.6 million, in connection with the financing of insurance premiums. Per the terms of the agreement, this includes monthly installment payments with final maturity in December 2026. The agreement bears a fixed interest rate of 6.424%. As of 30 June 2026, the outstanding balance on the loan was $2.2 million.
In March 2026, the Group increased the loans related to the asset acquisition for the manufacturing facility in Reykjavik by $8.0 million through an additional borrowing with Landsbankinn hf., including a variable interest rate of SOFR plus a margin of 4.05% and a maturity aligned with the existing facility in February 2030. The incremental borrowing is secured on the same collateral package as the existing Facility loans. As of 30 June 2026, the carrying amount of this incremental facility is $7.9 million.
The weighted-average interest rates of outstanding borrowings for the six months ended 30 June 2026 and the year ended 31 December 2025 are 9.43% and 9.58%, respectively.

Movements in the Group’s outstanding borrowings during the six months ended 30 June 2026 are as follows:

2026
Borrowings, net at 1 January	1,299,068
Recognition of deferred debt issue costs	(2,531)
Accretion/derecognition of borrowings discount	2,862
Proceeds from new borrowings	20,290
Repayments of borrowings	(20,124)
Accrued interest	31
Amortization of deferred debt issue costs	7,041
Foreign currency exchange difference	(628)
Borrowings, net at 30 June	1,306,009

Contractual maturities of principal amounts on the Group’s outstanding borrowings as of 30 June 2026 are as follows:

30 June 2026
Within one year	41,955
Within two years	123,679
Within three years	23,240
Within four years	1,079,096
Thereafter	115,959
1,383,929